SCHEDULE OF NOTES PAYABLE (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 28, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 18,658,590	$ 18,448,173	$ 20,241,164
Less long-term portion, net of discount
Current portion of notes payable, net of discount		18,658,590	18,448,173	20,241,164
Maturity date	May 28, 2026
Note Payable [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 45,000	$ 45,000	$ 45,000
Maturity date		Jan. 05, 2020	Jan. 05, 2020	Jan. 05, 2020
Other [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 50,000	$ 50,000	$ 50,000
Note Payable One [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 375,000	$ 375,000	$ 375,000
Maturity date		Aug. 24, 2021	Aug. 24, 2021	Aug. 24, 2021
Note Payable Two [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 389,423	$ 389,423	$ 341,164
Maturity date		Nov. 06, 2025	Nov. 06, 2025	Nov. 06, 2025
Note Payable Three [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 1,000,000	$ 1,000,000	$ 1,000,000
Maturity date		Nov. 13, 2021	Nov. 13, 2021	Nov. 13, 2021
Note Payable Four [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 11,110,000	$ 11,110,000	$ 11,110,000
Maturity date		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Note Payable Five [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 3,300,000	$ 3,300,000	$ 3,300,000
Maturity date		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Note Payable Six [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 1,820,000	$ 1,820,000	$ 1,820,000
Maturity date		Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 159,375	$ 155,625
Maturity date		Aug. 13, 2026	Aug. 13, 2026	Aug. 13, 2026
Note Payable Eight [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 215,625	$ 203,125
Maturity date		Nov. 21, 2026	Nov. 21, 2026	Nov. 21, 2026
Note Payable Nine [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 92,500
Maturity date		Jan. 05, 2027	Jan. 05, 2027
Note Payable Ten [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount		$ 101,667
Maturity date		Feb. 03, 2027	Feb. 03, 2027
Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount				$ 2,200,000
Maturity date			Mar. 31, 2026	Mar. 31, 2026